Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 5 .95%
California Housing Finance Agency
2021-2, 0.825%, 03/25/2035 (a) $ 31,614,786 $ 1,558,925
Freddie Mac Multifamily ML Certificates
2019-ML05, 0.247%, 11/25/2033 (a) 45,755,725 722,025
2022-ML13, 0.960%, 07/25/2036 (a) 84,068,811 4,746,525
2022-ML13, 1.004%, 09/25/2036 (a) 53,565,985 3,740,513
2020-ML07, 2.016%, 10/25/2036 (a) 15,129,076 2,106,875
2019-ML06, 1.133%, 06/25/2037 (a) 10,597,842 837,971
2021-ML08, 1.869%, 07/25/2037 (a) 17,866,517 2,337,834
2021-ML10, 2.127%, 01/25/2038 (a) 14,105,509 2,154,335
2021-ML11, 0.769%, 03/25/2038 (a) 91,584,319 4,968,449
2021-ML10, 1.518%, 06/25/2038 (a) 50,485,408 5,778,560
2021-ML09, 1.490%, 02/25/2040 (a) 38,705,039 4,504,105
2021-ML12, 1.303%, 07/25/2041 (a) 19,110,678 1,839,021
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $38,832,133) 35,295,138
MUNICIPAL BONDS — 86 .92%
Alabama — 3 .49%
Black Belt Energy Gas District
5.500%, 11/01/2053 2,590,000 2,710,359
5.500%, 10/01/2054 3,000,000 3,215,862
Energy Southeast A Cooperative District
5.500%, 11/01/2053 4,000,000 4,273,736
5.750%, 04/01/2054 1,000,000 1,094,374
Lower Alabama Gas District
5.000%, 09/01/2034 3,355,000 3,532,263
Southeast Energy Authority A Cooperative District
5.500%, 01/01/2053 5,560,000 5,892,070
20,718,664
Alaska — 0 .75%
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045 2,735,000 2,671,793
CIVICVentures
5.000%, 09/01/2033 1,750,000 1,760,952
4,432,745
Arizona — 1 .75%
Arizona Industrial Development Authority
1.800%, 07/01/2024 175,000 170,198
Industrial Development Authority of the City of Phoenix Arizona
4.000%, 07/01/2026 1,900,000 1,863,533
5.000%, 07/01/2045 4,000,000 3,645,451

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Arizona — 1.75% (Continued)
Park Central Community Facilities District
4.375%, 07/01/2024 $ 415,000 $ 410,721
State of Arizona Distribution Revenue
5.500%, 07/01/2038 2,060,000 2,455,758
5.500%, 07/01/2042 1,545,000 1,862,191
10,407,852
Arkansas — 0 .19%
County of Pulaski, AR
5.000%, 03/01/2039 1,025,000 1,117,148
California — 14 .12%
Alhambra Unified School District
0.000%, 08/01/2037 (b) 11,000,000 6,400,393
California Educational Facilities Authority
5.000%, 03/15/2039 1,015,000 1,218,532
5.000%, 05/01/2049 5,000,000 5,816,127
California Health Facilities Financing Authority
5.000%, 11/01/2047 4,250,000 4,820,556
California Municipal Finance Authority
4.000%, 12/01/2026 1,500,000 1,440,202
California Pollution Control Financing Authority
5.000%, 07/01/2037 1,750,000 1,835,452
5.000%, 07/01/2038 2,000,000 2,084,935
California Public Finance Authority
2.875%, 05/15/2027 1,125,000 1,028,815
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032 980,000 966,807
Coachella Valley Unified School District
0.000%, 08/01/2035 (b) 715,000 466,366
0.000%, 08/01/2043 (b) 1,015,000 416,863
El Rancho Unified School District
0.000%, 08/01/2035 (b) 315,000 202,660
Fowler Unified School District
5.500%, 08/01/2053 4,945,000 5,534,870
Gateway Unified School District
0.000%, 08/01/2037 (b) 1,725,000 1,007,738
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038 3,010,000 2,799,446
Mount San Antonio Community College District
0.000%, 08/01/2043 (b) 1,395,000 1,328,193
M-S-R Energy Authority
6.500%, 11/01/2039 3,800,000 4,673,211
6.500%, 11/01/2039 2,645,000 3,252,800

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
California — 14.12% (Continued)
Newport Mesa Unified School District
0.000%, 08/01/2037 (b) $ 100,000 $ 61,226
0.000%, 08/01/2038 (b) 1,000,000 579,390
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (b) 510,000 265,111
Oceanside Unified School District
0.000%, 08/01/2035 (b) 135,000 88,459
0.000%, 08/01/2036 (b) 350,000 217,669
0.000%, 08/01/2037 (b) 775,000 454,575
0.000%, 08/01/2039 (b) 310,000 162,115
Paramount Unified School District
0.000%, 08/01/2037 (b) 525,000 305,473
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2041 (b) 5,325,000 2,509,072
Poway Unified School District
0.000%, 08/01/2037 (b) 6,320,000 3,711,498
0.000%, 08/01/2038 (b) 5,445,000 3,019,124
0.000%, 08/01/2040 (b) 905,000 448,805
0.000%, 08/01/2046 (b) 12,150,000 4,206,426
San Bernardino City Unified School District
0.000%, 08/01/2035 (b) 250,000 163,813
San Bernardino Community College District
0.000%, 08/01/2038 (b) 160,000 84,888
0.000%, 08/01/2044 (b) 12,485,000 4,825,186
San Diego Unified School District
0.000%, 07/01/2037 (b) 575,000 335,829
0.000%, 07/01/2038 (b) 1,655,000 911,020
0.000%, 07/01/2040 (b) 7,260,000 3,568,514
0.000%, 07/01/2041 (b) 2,815,000 2,660,908
Santa Barbara Secondary High School District
0.000%, 08/01/2036 (b) 340,000 197,514
0.000%, 08/01/2040 (b) 5,805,000 2,750,062
St Helena Unified School District
0.000%, 06/01/2036 (b) 2,805,000 3,355,743
West Contra Costa Unified School District
0.000%, 08/01/2036 (b) 5,825,000 3,586,815
83,763,201
Colorado — 3 .43%
City & County of Denver, CO Airport System Revenue
5.750%, 11/15/2036 6,325,000 7,655,484
5.750%, 11/15/2041 5,485,000 6,174,061

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Colorado — 3.43% (Continued)
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028 $ 700,000 $ 669,873
Public Authority for Colorado Energy
6.500%, 11/15/2038 4,855,000 5,847,580
20,346,998
Connecticut — 0 .48%
State of Connecticut Special Tax Revenue
5.250%, 07/01/2040 2,500,000 2,844,913
Florida — 8 .05%
Bay County School Board
5.500%, 07/01/2041 1,315,000 1,469,146
5.500%, 07/01/2042 1,300,000 1,444,483
City of Fort Lauderdale, FL Water & Sewer Revenue
5.500%, 09/01/2048 1,500,000 1,699,478
City of Fort Myers, FL Utility System Revenue
5.500%, 10/01/2049 5,000,000 5,611,200
City of Jacksonville, FL
5.250%, 10/01/2037 6,000,000 6,864,579
City of Lakeland, FL Department of Electric Utilities
5.000%, 10/01/2037 1,925,000 2,184,928
5.000%, 10/01/2038 1,565,000 1,767,935
County of Miami-Dade, FL
0.000%, 10/01/2040 (b) 5,000,000 2,324,403
0.000%, 10/01/2041 (b) 1,400,000 615,809
0.000%, 10/01/2042 (b) 1,360,000 563,885
0.000%, 10/01/2045 (b) 4,500,000 1,634,850
County of Miami-Dade, FL Seaport Department
5.000%, 10/01/2036 1,450,000 1,564,975
5.000%, 10/01/2038 4,370,000 4,643,812
County of Sarasota, FL Utility System Revenue
5.250%, 10/01/2047 2,500,000 2,747,395
County of Seminole, FL
5.250%, 10/01/2039 3,520,000 3,943,529
Florida Development Finance Corp.
5.500%, 09/15/2025 750,000 735,066
5.000%, 09/15/2040 2,050,000 1,805,175
Palm Beach County School District
5.250%, 08/01/2036 1,750,000 2,019,808
5.250%, 08/01/2040 3,645,000 4,090,125
47,730,581

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Georgia — 0 .94%
City of Conyers, GA
4.300%, 03/01/2031 $ 1,185,000 $ 1,023,819
Georgia Ports Authority
5.000%, 07/01/2041 4,145,000 4,579,094
5,602,913
Illinois — 2 .69%
Chicago O'Hare International Airport
5.250%, 01/01/2039 1,190,000 1,298,808
City of Joliet, IL
5.500%, 12/15/2042 2,260,000 2,512,243
DuPage County School District No. 58 Downers Grove
5.000%, 12/15/2036 1,070,000 1,213,401
5.000%, 12/15/2037 2,340,000 2,625,673
5.250%, 12/15/2038 340,000 385,233
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (b) 6,500,000 3,746,398
Will County School District No. 114 Manhattan
5.500%, 01/01/2045 3,765,000 4,151,983
15,933,739
Indiana — 8 .62%
Avon Community School Building Corp.
5.500%, 07/15/2040 1,000,000 1,137,109
5.500%, 07/15/2041 1,000,000 1,132,266
5.500%, 01/15/2043 2,750,000 3,086,915
City of Valparaiso, IN
6.750%, 01/01/2034 500,000 500,785
Clark-Pleasant Community School Building Corp.
5.250%, 01/15/2042 2,500,000 2,777,416
Fishers Town Hall Building Corp.
5.500%, 07/15/2038 1,000,000 1,143,059
5.500%, 07/15/2039 700,000 798,100
5.500%, 07/15/2040 1,500,000 1,696,948
5.500%, 07/15/2043 2,000,000 2,225,430
Fort Wayne Redevelopment Authority
5.000%, 12/15/2041 2,040,000 2,220,016
Greater Clark Building Corp.
6.000%, 07/15/2038 5,955,000 6,969,628
6.000%, 01/15/2042 5,630,000 6,486,893
Indianapolis Local Public Improvement Bond Bank
6.000%, 02/01/2048 8,750,000 10,204,044
IPS Multi-School Building Corp.
5.500%, 07/15/2042 1,250,000 1,396,862

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Indiana — 8.62% (Continued)
Lake Ridge Multi-School Building Corp.
5.500%, 07/15/2040 $ 1,500,000 $ 1,688,948
Noblesville High School Building Corp.
6.000%, 07/15/2038 350,000 419,256
6.000%, 07/15/2040 500,000 593,535
6.000%, 01/15/2043 1,000,000 1,173,808
Tippecanoe County School Building Corp.
6.000%, 01/15/2042 600,000 691,321
Tri-Creek 2002 High School Building Corp.
5.500%, 07/15/2040 4,225,000 4,793,347
51,135,686
Iowa — 0 .77%
Iowa Tobacco Settlement Authority
4.000%, 06/01/2049 4,680,000 4,548,655
Kentucky — 1 .81%
County of Trimble, KY
1.300%, 09/01/2044 3,500,000 3,022,481
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026 625,000 604,896
Kentucky State Property & Building Commission
5.250%, 06/01/2037 3,095,000 3,458,338
5.500%, 11/01/2041 1,195,000 1,337,823
5.500%, 11/01/2042 2,050,000 2,282,663
10,706,201
Louisiana — 0 .72%
Ernest N Morial New Orleans Exhibition Hall Authority
5.000%, 07/15/2039 2,210,000 2,420,663
Louisiana Stadium & Exposition District
5.000%, 07/01/2039 1,675,000 1,834,478
4,255,141
Maryland — 1 .07%
Maryland Stadium Authority
5.000%, 05/01/2050 5,775,000 6,324,264
Massachusetts — 0 .61%
Massachusetts Development Finance Agency
5.000%, 07/15/2040 3,075,000 3,645,908
Michigan — 1 .09%
Great Lakes Water Authority Water Supply System Revenue
5.000%, 07/01/2038 1,000,000 1,123,314
Michigan Finance Authority
3.267%, 06/01/2039 6,000,000 5,343,312
6,466,626

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Minnesota — 0 .35%
City of Minneapolis, MN
5.750%, 07/01/2055 $ 1,000,000 $ 952,514
City of Rochester, MN
5.000%, 11/15/2035 660,000 776,352
University of Minnesota
5.000%, 08/01/2036 305,000 366,812
2,095,678
Nebraska — 0 .36%
Central Plains Energy Project
5.000%, 09/01/2034 2,000,000 2,135,740
Nevada — 0 .81%
Las Vegas Convention & Visitors Authority
5.000%, 07/01/2038 3,000,000 3,304,924
State of Nevada Department of Business & Industry
8.125%, 01/01/2050 1,500,000 1,519,329
4,824,253
New Jersey — 1 .92%
New Jersey Economic Development Authority
5.500%, 01/01/2027 300,000 300,256
5.250%, 06/15/2037 1,560,000 1,710,639
5.250%, 06/15/2038 1,935,000 2,097,271
New Jersey Transportation Trust Fund Authority
5.250%, 06/15/2036 1,900,000 2,172,949
0.000%, 12/15/2037 (b) 3,395,000 1,948,385
0.000%, 12/15/2038 (b) 1,125,000 613,610
0.000%, 12/15/2039 (b) 5,165,000 2,532,277
11,375,387
New York — 4 .84%
Build NYC Resource Corp.
4.000%, 06/15/2031 600,000 560,573
4.000%, 06/15/2041 1,350,000 1,083,509
New York City Transitional Finance Authority
5.500%, 05/01/2044 3,575,000 4,086,807
New York City Transitional Finance Authority Future Tax Secured
Revenue
5.500%, 11/01/2045 4,825,000 5,438,428
New York State Dormitory Authority
5.000%, 10/01/2047 4,220,000 4,912,449
5.000%, 10/01/2048 4,000,000 4,653,973
Port Authority of New York & New Jersey
5.000%, 07/15/2037 3,000,000 3,235,114

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
New York — 4.84% (Continued)
Triborough Bridge & Tunnel Authority
5.000%, 05/15/2052 $ 4,065,000 $ 4,724,487
28,695,340
North Carolina — 2 .20%
University of North Carolina at Chapel Hill
5.000%, 02/01/2045 5,100,000 5,597,299
5.000%, 02/01/2049 5,500,000 6,039,996
Watauga Public Facilities Corp.
5.250%, 06/01/2042 1,250,000 1,385,105
13,022,400
North Dakota — 0 .34%
City of Larimore, ND
0.850%, 05/01/2024 2,000,000 1,998,145
Ohio — 1 .20%
County of Hamilton, OH
5.000%, 11/15/2049 6,000,000 6,530,482
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023 615,000 615,000
7,145,482
Oregon — 0 .52%
Hospital Facilities Authority of Multnomah County Oregon
0.950%, 06/01/2027 1,000,000 878,460
Port of Portland, OR Airport Revenue
5.000%, 07/01/2037 2,000,000 2,177,141
3,055,601
Pennsylvania — 3 .73%
Allegheny County Sanitary Authority
5.750%, 06/01/2047 6,835,000 7,760,877
City of Philadelphia, PA Water & Wastewater Revenue
5.500%, 06/01/2047 2,365,000 2,598,006
Delaware Valley Regional Finance Authority
4.521% (1 Month LIBOR USD + 0.880%), 09/01/2048 1,000,000 990,517
Pennsylvania Turnpike Commission
5.250%, 12/01/2041 1,000,000 1,120,789
5.250%, 12/01/2042 1,000,000 1,111,016
Pittsburgh Water & Sewer Authority
5.000%, 09/01/2038 2,225,000 2,482,042
5.000%, 09/01/2039 2,875,000 3,184,110
Southeastern Pennsylvania Transportation Authority
5.250%, 06/01/2041 2,585,000 2,896,061
22,143,418

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Puerto Rico — 1 .18%
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (b) $ 23,978 $ 23,405
0.000%, 07/01/2033 (b) 189,697 115,725
4.000%, 07/01/2037 113,718 101,877
4.000%, 07/01/2041 154,613 133,886
0.000%, 11/01/2043 (b) 651,922 339,814
4.000%, 07/01/2046 160,797 134,017
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040 2,971,238 2,614,689
Puerto Rico Highway & Transportation Authority
5.850%, 03/01/2027 1,395,000 1,397,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (b) 872,000 853,084
0.000%, 07/01/2029 (b) 1,589,000 1,256,833
6,971,120
Rhode Island — 1 .37%
Rhode Island Health and Educational Building Corp.
5.500%, 05/15/2042 3,335,000 3,736,665
5.500%, 05/15/2047 4,000,000 4,413,777
8,150,442
South Carolina — 1 .34%
County of Horry, SC
5.250%, 09/01/2047 4,000,000 4,331,055
South Island Public Service District
5.250%, 04/01/2042 3,325,000 3,621,114
7,952,169
Tennessee — 0 .90%
Metropolitan Nashville Airport Authority
5.250%, 07/01/2035 1,500,000 1,680,103
5.500%, 07/01/2036 1,625,000 1,833,855
5.500%, 07/01/2037 1,650,000 1,842,946
5,356,904
Texas — 8 .17%
Board of Regents of the University of Texas System
5.000%, 08/15/2049 500,000 574,213
City of Austin, TX Water & Wastewater System Revenue
5.000%, 11/15/2040 1,225,000 1,341,270
5.000%, 11/15/2041 1,700,000 1,853,431
City of Houston, TX Airport System Revenue
5.250%, 07/01/2039 2,745,000 2,993,684
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2038 6,000,000 6,724,651

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Texas — 8.17% (Continued)
City of San Antonio, TX Electric & Gas Systems Revenue (Continued)
5.000%, 02/01/2039 $ 3,265,000 $ 3,630,400
5.250%, 02/01/2040 6,000,000 6,757,080
Colony Economic Development Corp.
7.250%, 10/01/2042 1,500,000 1,397,890
Colony Local Development Corp.
7.250%, 10/01/2033 700,000 700,236
Lower Colorado River Authority
5.500%, 05/15/2047 5,000,000 5,464,835
5.500%, 05/15/2048 3,000,000 3,290,666
North Texas Tollway Authority
0.000%, 01/01/2036 (b) 1,085,000 675,934
0.000%, 01/01/2038 (b) 630,000 343,601
5.250%, 01/01/2038 4,120,000 4,610,740
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 3,000,000 2,442,651
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040 775,000 537,291
West Harris County Regional Water Authority
5.500%, 12/15/2042 4,500,000 5,082,264
48,420,837
Utah — 2 .17%
City of Salt Lake City UT Airport Revenue
5.250%, 07/01/2037 500,000 553,358
City of Salt Lake City, UT Airport Revenue
5.250%, 07/01/2038 1,255,000 1,374,142
5.250%, 07/01/2039 1,000,000 1,088,942
Wasatch County School District Local Building Authority
5.500%, 06/01/2047 7,570,000 8,304,444
Wildflower Improvement Association
6.625%, 03/01/2031 1,630,204 1,546,028
12,866,914
Washington — 1 .98%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2046 10,000,000 11,353,388
Washington State Housing Finance Commission
5.000%, 01/01/2055 500,000 364,155
11,717,543
Washington DC — 2 .63%
District of Columbia
5.500%, 07/01/2047 9,795,000 11,010,558

Performance Trust Municipal Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 86.92% (Continued)
Washington DC — 2.63% (Continued)
District of Columbia Income Tax Revenue
5.000%, 10/01/2037 $ 4,000,000 $ 4,571,042
15,581,600
Wisconsin — 0 .33%
Public Finance Authority
7.500%, 06/01/2029 2,000,000 1,936,677
TOTAL MUNICIPAL BONDS (Cost $509,030,728) 515,426,885
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 2 .18%
California Housing Finance Agency
2021-1, 0.797%, 11/20/2035 (a) 41,859,238 2,073,707
2021-3, 0.790%, 08/20/2036 (a) 25,491,566 1,331,424
National Finance Authority
2023-2, 0.813%, 01/20/2038 (a) 60,000,000 3,441,600
New Hampshire Business Finance Authority
2022-2, 0.697%, 10/20/2036 (a) 67,661,794 3,279,567
Washington State Housing Finance Commission
2021-1, 0.726%, 12/20/2035 (a) 61,486,878 2,800,113
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $13,660,868) 12,926,411
Shares
MONEY MARKET FUNDS — 5 .95%
First American Government Obligations Fund - X Class, 5.286% (c) 35,271,838 35,271,838
TOTAL MONEY MARKET FUNDS (Cost $35,271,838) 35,271,838
Total Investments (Cost $596,795,567) — 101.00% $ 598,920,272
Liabilities in Excess of Other Assets — (1.00)% (5,907,595)
TOTAL NET ASSETS — 100.00% $ 593,012,677
Percentages are stated as a percent of net assets.
(a) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(b) Represents a security issued at a discount to its face value but pays no interest.
(c) The rate shown represents the seven-day yield as of November 30, 2023.

Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:
Performance Trust Municipal Bond Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Fixed Income Securities:
Agency Commercial Mortgage Backed
Securities $ – $ 35,295,138 $ – $ 35,295,138
Municipal Bonds – 515,426,885 – 515,426,885
Non-Agency Commercial Mortgage
Backed Securities – 12,926,411 – 12,926,411
Total Fixed Income Securities – 563,648,434 – 563,648,434
Money Market Funds 35,271,838 – – 35,271,838
Total Investments in Securities $ 35,271,838 $ 563,648,434 $ – $ 598,920,272
(1) See the Schedule of Investments for industry classifications.